Consolidated Statements of Changes in Shareholder's Equity - CAD ($)	Issued capital [member]	Warrant reserve [member]	Option reserve [member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Total
Balance at Dec. 31, 2021	$ 26,618,315	$ 902,761	$ 4,891,957		$ (30,216,117)	$ 2,196,916
Balance, shares at Dec. 31, 2021	97,535,264
IfrsStatementLineItems [Line Items]
Exercise of warrants	$ 175,412	(1,532)				173,880
Exercise of warrants, shares	909,400
Exercise of options	$ 271,000		(191,000)			80,000
Exercise of options, shares	800,000
Share-based compensation			331,522			331,522
Net loss for the year					(818,228)	(818,228)
Other comprehensive loss
Balance at Dec. 31, 2022	$ 27,064,727	901,229	5,032,479		(31,034,345)	1,964,090
Balance, shares at Dec. 31, 2022	99,244,664
IfrsStatementLineItems [Line Items]
Exercise of options	$ 121,387		(78,887)			42,500
Exercise of options, shares	400,000
Share-based compensation			703,612			703,612
Net loss for the year					(701,215)	(701,215)
Other comprehensive loss
Balance at Dec. 31, 2023	$ 27,186,114	901,229	5,657,204		(31,735,560)	2,008,987
Balance, shares at Dec. 31, 2023	99,644,664
IfrsStatementLineItems [Line Items]
Exercise of options	$ 118,679		(32,079)			86,600
Exercise of options, shares	1,645,000
Share-based compensation			541,164			541,164
Net loss for the year					(668,977)	(668,977)
Other comprehensive loss				(47)		(47)
Balance at Dec. 31, 2024	$ 27,304,793	$ 901,229	$ 6,166,289	$ (47)	$ (32,404,537)	$ 1,967,727
Balance, shares at Dec. 31, 2024	101,289,664